Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006392 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000006392 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000006392 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	81.78%
C000006392 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000006392 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000006392 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
C000006392 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
C000006392 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000006392 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006392 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006392 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000006392 [Member] | Water And Sewer Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006394 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000006394 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000006394 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	81.78%
C000006394 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000006394 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000006394 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
C000006394 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
C000006394 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000006394 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006394 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006394 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000006394 [Member] | Water And Sewer Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000135922 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000135922 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000135922 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	81.78%
C000135922 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000135922 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000135922 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
C000135922 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
C000135922 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000135922 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000135922 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000135922 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000135922 [Member] | Water And Sewer Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%